S-K 1602(c) Dilution	Jul. 25, 2025 USD ($) $ / shares shares
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Registered Offering Price per Share	10
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	7.09
Registered Offering Price per Share	7.09
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	7.08
Registered Offering Price per Share	7.08
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.53
Net Tangible Book Value, Adjusted, per Share	6.53
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.47
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.51
Net Tangible Book Value, Adjusted, per Share	6.51
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.49
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.63
Net Tangible Book Value, Adjusted, per Share	5.63
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.37
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.62
Net Tangible Book Value, Adjusted, per Share	5.62
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.38
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.01
Net Tangible Book Value, Adjusted, per Share	4.01
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.99
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4
Net Tangible Book Value, Adjusted, per Share	4
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.16
Net Tangible Book Value, Adjusted, per Share	0.16
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.84
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.14
Net Tangible Book Value, Adjusted, per Share	0.14
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.86
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.08
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 2.92
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 193,051,783
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	27,266,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	7.08
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.51
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.49
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 145,051,783
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	22,266,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	6.51
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.62
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.38
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 97,051,783
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,266,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.62
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 6
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 49,051,783
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,266,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	4
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.14
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 9.86
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 1,051,783
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	7,266,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	0.14
Without Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.08
Net Tangible Book Value, Adjusted, per Share	7.08
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.51
Net Tangible Book Value, Adjusted, per Share	6.51
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.62
Net Tangible Book Value, Adjusted, per Share	5.62
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4
Net Tangible Book Value, Adjusted, per Share	4
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.14
Net Tangible Book Value, Adjusted, per Share	$ 0.14
Without Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 201,300,000
Without Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	201,300,000
Without Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	201,300,000
Without Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	201,300,000
Without Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	201,300,000
Without Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
Without Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
Without Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
Without Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
Without Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
Without Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(6,000,000)
Without Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(8,000,000)
Without Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(4,000,000)
Without Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(2,000,000)
Without Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Without Over- Allotment [Member] | Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(256,100)
Without Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(256,100)
Without Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(256,100)
Without Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(256,100)
Without Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(256,100)
Without Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Without Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(50,000,000)
Without Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(100,000,000)
Without Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(150,000,000)
Without Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (200,000,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	600,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	600,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	600,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	600,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	600,000
Without Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
Without Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(5,000,000)
Without Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(10,000,000)
Without Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(15,000,000)
Without Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(20,000,000)
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.09
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 2.91
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 222,107,883
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	31,326,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	7.09
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.53
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 3.47
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 166,907,883
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	25,576,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	6.53
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.63
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 4.37
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 111,707,883
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	19,826,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.63
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.01
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 5.99
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 56,507,883
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,076,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	4.01
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.16
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 9.84
Net Tangible Book Value | $	$ (30,782)
Net Tangible Book Value Adjusted | $	$ 1,307,883
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	8,326,667
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	0.16
With Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.09
Net Tangible Book Value, Adjusted, per Share	7.09
With Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.53
Net Tangible Book Value, Adjusted, per Share	6.53
With Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.63
Net Tangible Book Value, Adjusted, per Share	5.63
With Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.01
Net Tangible Book Value, Adjusted, per Share	4.01
With Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.16
Net Tangible Book Value, Adjusted, per Share	$ 0.16
With Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 231,300,000
With Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	231,300,000
With Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	231,300,000
With Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	231,300,000
With Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	231,300,000
With Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
With Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
With Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
With Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
With Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	38,665
With Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(6,900,000)
With Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(9,200,000)
With Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(4,600,000)
With Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(2,300,000)
With Over- Allotment [Member] | Deferred Underwriting Discounts and Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
With Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(57,500,000)
With Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(115,000,000)
With Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(172,500,000)
With Over- Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (230,000,000)
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000
With Over- Allotment [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	660,000
With Over- Allotment [Member] | Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	660,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	660,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	660,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	660,000
With Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(5,750,000)
With Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(11,500,000)
With Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(17,250,000)
With Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(23,000,000)